UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00229
SELIGMAN GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Seligman Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
Goodrich Corp.	137,498		$10,137,728
Precision Castparts Corp.	98,400	(d)	12,531,240
United Technologies Corp.	318,400		22,679,632

Total			45,348,600

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	167,800		11,190,582

Auto Components (1.3%)
Autoliv, Inc.	311,600	(c,d)	20,356,828

Automobiles (0.8%)
Ford Motor Co.	1,007,100	(b,d)	12,326,904

Beverages (2.5%)
Dr Pepper Snapple Group, Inc.	101,029		3,588,550
PepsiCo, Inc.	243,500		16,178,140
The Coca-Cola Co.	324,300		18,978,036

Total			38,744,726

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.	208,700	(b)	13,431,932
Amgen, Inc.	195,500	(b)	10,774,005
Celgene Corp.	349,500	(b)	20,134,695
Dendreon Corp.	119,200	(b,d)	4,908,656

Total			49,249,288

Capital Markets (0.7%)
Morgan Stanley	444,900		10,980,132

Chemicals (0.3%)
CF Industries Holdings, Inc.	46,300		4,421,650

Commercial Banks (0.3%)
Fifth Third Bancorp	447,600		5,384,628

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	426,900		13,016,181

Communications Equipment (3.9%)
Cisco Systems, Inc.	1,479,381	(b)	32,398,444
QUALCOMM, Inc.	632,000		28,515,840

Total			60,914,284

Issuer	Shares		Value(a)
Computers & Peripherals (8.2%)
Apple, Inc.	276,159	(b)	78,360,116
EMC Corp.	1,560,500	(b)	31,693,755
Hewlett-Packard Co.	304,159		12,795,969
SanDisk Corp.	104,500	(b)	3,829,925

Total			126,679,765

Consumer Finance (1.2%)
American Express Co.	453,600		19,064,808

Containers & Packaging (0.7%)
Packaging Corp. of America	443,234		10,269,732

Diversified Financial Services (2.2%)
IntercontinentalExchange, Inc.	188,900	(b,d)	19,781,608
JPMorgan Chase & Co.	376,200		14,321,934

Total			34,103,542

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	594,000		10,858,320
Tyco Electronics Ltd.	370,800	(c)	10,834,776

Total			21,693,096

Energy Equipment & Services (3.3%)
Dresser-Rand Group, Inc.	146,700	(b)	5,411,763
Halliburton Co.	757,500		25,050,525
Schlumberger Ltd.	344,700		21,236,967

Total			51,699,255

Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	448,700		24,014,424
Whole Foods Market, Inc.	207,200	(b,d)	7,689,192

Total			31,703,616

Food Products (1.0%)
Mead Johnson Nutrition Co.	87,200		4,962,552
The Hershey Co.	223,900	(d)	10,655,401

Total			15,617,953

Health Care Equipment & Supplies (2.3%)
Edwards Lifesciences Corp.	193,900	(b,d)	13,000,995
St. Jude Medical, Inc.	303,200	(b)	11,927,888
Varian Medical Systems, Inc.	183,100	(b)	11,077,550

Total			36,006,433

Health Care Providers & Services (3.2%)
Cardinal Health, Inc.	388,200		12,826,128
Express Scripts, Inc.	284,600	(b)	13,860,020
UnitedHealth Group, Inc.	287,000		10,076,570
Universal Health Services, Inc., Class B	348,300		13,534,938

Total			50,297,656

Hotels, Restaurants & Leisure (1.8%)
Las Vegas Sands Corp.	457,300	(b,d)	15,936,905
Starbucks Corp.	502,200		12,846,276

Total			28,783,181

Issuer	Shares		Value(a)
Industrial Conglomerates (1.9%)
3M Co.	109,687		9,510,960
General Electric Co.	754,500		12,260,625
Tyco International Ltd.	211,400	(c)	7,764,722

Total			29,536,307

Insurance (0.8%)
MetLife, Inc.	317,400	(d)	12,204,030

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.	153,200	(b,d)	24,061,592

Internet Software & Services (4.0%)
Akamai Technologies, Inc.	209,800	(b,d)	10,527,764
Google, Inc., Class A	99,409	(b,d)	52,268,258

Total			62,796,022

IT Services (4.7%)
Cognizant Technology Solutions Corp., Class A	297,475	(b)	19,178,213
IBM Corp.	225,800		30,288,812
Mastercard, Inc., Class A	56,247	(d)	12,599,328
Teradata Corp.	298,500	(b)	11,510,160

Total			73,576,513

Life Sciences Tools & Services (1.1%)
Life Technologies Corp.	161,900	(b)	7,559,111
Thermo Fisher Scientific, Inc.	214,900	(b)	10,289,412

Total			17,848,523

Machinery (5.4%)
Cummins, Inc.	185,900	(d)	16,838,822
Deere & Co.	207,300		14,465,394
Dover Corp.	297,500		15,532,475
Flowserve Corp.	117,600	(d)	12,867,792
Ingersoll-Rand PLC	343,700	(c,d)	12,273,527
Parker Hannifin Corp.	180,300		12,631,818

Total			84,609,828

Media (1.5%)
Time Warner Cable, Inc.	166,300		8,978,537
Viacom, Inc., Class B	419,400		15,178,086

Total			24,156,623

Metals & Mining (2.0%)
Allegheny Technologies, Inc.	270,500	(d)	12,564,725
Barrick Gold Corp.	214,651	(c)	9,936,195
Freeport-McMoRan Copper & Gold, Inc.	107,500	(d)	9,179,425

Total			31,680,345

Multiline Retail (2.7%)
Kohl’s Corp.	239,900	(b)	12,637,932
Target Corp.	559,671		29,908,818

Total			42,546,750

Oil, Gas & Consumable Fuels (6.5%)
Apache Corp.	106,026		10,365,102
Chevron Corp.	232,300	(d)	18,827,915

Issuer	Shares		Value(a)
ConocoPhillips	232,600		13,358,218
Continental Resources, Inc.	196,600	(b,d)	9,114,376
EOG Resources, Inc.	86,300	(d)	8,023,311
Exxon Mobil Corp.	359,100		22,188,788
Kinder Morgan Management LLC	—	(b,e)	26
Occidental Petroleum Corp.	152,200		11,917,260
Peabody Energy Corp.	166,800		8,174,868

Total			101,969,864

Personal Products (1.4%)
Avon Products, Inc.	517,900	(d)	16,629,769
The Estee Lauder Companies, Inc., Class A	86,200	(d)	5,450,426

Total			22,080,195

Pharmaceuticals (2.8%)
Allergan, Inc.	253,600		16,872,008
Medicis Pharmaceutical Corp., Class A	487,500	(d)	14,454,375
Mylan, Inc.	644,100	(b,d)	12,115,521

Total			43,441,904

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A	233,900		8,277,721
Netlogic Microsystems, Inc.	315,400	(b,d)	8,698,732
Texas Instruments, Inc.	533,200	(d)	14,471,048
Varian Semiconductor Equipment Associates, Inc.	220,900	(b)	6,357,502

Total			37,805,003

Software (8.5%)
Autodesk, Inc.	535,200	(b)	17,110,344
Intuit, Inc.	350,700	(b)	15,364,167
Microsoft Corp.	913,200		22,364,268
Nintendo Co., Ltd., ADR	197,777	(c)	6,165,698
Oracle Corp.	1,516,857		40,727,610
Rovi Corp.	220,873	(b,d)	11,134,208
Salesforce.com, Inc.	81,200	(b,d)	9,078,160
SuccessFactors, Inc.	399,300	(b,d)	10,026,423

Total			131,970,878

Specialty Retail (3.4%)
Dick’s Sporting Goods, Inc.	325,300	(b,d)	9,121,412
GameStop Corp., Class A	507,300	(b,d)	9,998,883
Limited Brands, Inc.	426,200		11,413,636
Lowe’s Companies, Inc.	307,900		6,863,091
TJX Companies, Inc.	368,500		16,446,155

Total			53,843,177

Textiles, Apparel & Luxury Goods (0.6%)
Lululemon Athletica, Inc.	206,700	(b,c,d)	9,243,624

Tobacco (1.7%)
Philip Morris International, Inc.	475,475		26,636,110

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A	206,400	(b)	10,580,064
Millicom International Cellular SA	91,500	(c,d)	8,779,425
NII Holdings, Inc.	285,600	(b)	11,738,160

Total			31,097,649

Total Common Stocks (Cost: $1,422,310,161)			$1,558,957,777

Money Market Fund (0.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	13,711,192	(g)	$13,711,192

Total Money Market Fund (Cost: $13,711,192)			$13,711,192

Investments of Cash Collateral Received for Securities on Loan (21.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.3%)
Amsterdam Funding Corp.
10-08-10	0.501%	$4,993,611	$4,993,611
Grampian Funding LLC
10-04-10	0.280	7,999,129	7,999,129
10-04-10	0.290	1,999,774	1,999,774
Rheingold Securitization
10-25-10	0.621	4,992,164	4,992,164
Thames Asset Global Securities
10-13-10	0.511	6,020,058	6,020,058
Windmill Funding Corp.
10-08-10	0.501	9,987,222	9,987,222

Total			35,991,958

Certificates of Deposit (13.3%)
BNP Paribas
10-15-10	0.327	5,000,000	5,000,000
Credit Agricole
10-12-10	0.327	16,000,000	16,000,000
Credit Industrial et Commercial
11-05-10	0.500	6,000,230	6,000,230
Deutsche Bank AG
12-06-10	0.438	10,000,000	10,000,000
01-10-11	0.468	4,999,868	4,999,868
DZ Bank AG
10-12-10	0.500	2,000,000	2,000,000
10-13-10	0.340	4,498,725	4,498,725
Erste Bank der Oesterreichische
10-01-10	0.370	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	15,000,000	15,000,000
KBC Bank NV
10-13-10	0.425	7,997,168	7,997,168
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	6,995,910	6,995,910
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	15,000,000	15,000,000
National Australia Bank Ltd.
03-17-11	0.307	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	9,000,000	9,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Natixis
12-16-10	0.410	4,994,823	4,994,823
Norinchukin Bank
10-14-10	0.565	10,000,000	10,000,000
Rabobank Group
10-27-10	0.306	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-21-10	0.340	4,995,707	4,995,707
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	10,000,000	10,000,000
10-20-10	0.290	5,000,000	5,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	9,991,161	9,991,161
Union Bank of Switzerland
10-18-10	0.455	8,000,000	8,000,000
Westpac Banking Corp.
11-04-10	0.298	15,000,000	15,000,000

Total			208,472,363

Commercial Paper (0.8%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	6,990,976	6,990,976
10-15-10	0.491	4,993,671	4,993,671

Total			11,984,647

Other Short-Term Obligations (0.2%)
Goldman Sachs & Co.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.4%)(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $32,630,261	0.280%	$32,630,007	$32,630,007
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $11,003,988	0.450	11,000,000	11,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $25,000,347	0.500	25,000,000	25,000,000

Total			68,630,007

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $328,078,975)			$328,078,975

Total Investments in Securities
(Cost: $1,764,100,328)(h)			$1,900,747,944

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.45% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Represents fractional shares.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$20,969,852
Freddie Mac Gold Pool	3,431,526
Freddie Mac Non Gold Pool	3,524,103
Ginnie Mae I Pool	3,550,745
Ginnie Mae II Pool	1,806,381

Total market value of collateral securities	$33,282,607

Morgan Stanley (0.450%)

Security description	Value (a)

Amstel Funding Corp	$857,610
Argento Variable Fund	1,208,511
BTM Capital Corp	916,727
Can Ast & Can Ltd	890,733
Credit Agricole NA	730,839
DnB NOR Bank ASA	769,855
Grampian Funding Ltd/LLC	204,993
Royal Bank Of Scotland	1,040,037
Salisbury Rec Co LLC	1,209,135
Sheffield Receivable	856,607
Silver Tower US Fund	769,680
Solitaire Funding	1,195,971
Straight A Funding	899,302

Total market value of collateral securities	$11,550,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$10,272,336
Fannie Mae REMICS	973,014
Fannie Mae Whole Loan	27,017
Federal National Mortgage Association	1,437,967
Freddie Mac Gold Pool	2,938,869
Freddie Mac Non Gold Pool	557,513
Freddie Mac REMICS	2,417,016
Ginnie Mae I Pool	2,018,075
Ginnie Mae II Pool	1,041,920
Government National Mortgage Association	230,095
United States Treasury Inflation Indexed Bonds	368
United States Treasury Note/Bond	3,106,474
United States Treasury Strip Coupon	20,724
United States Treasury Strip Principal	458,612

Total market value of collateral securities	$25,500,000

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(h)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,764,100,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$172,099,000
Unrealized depreciation	(35,451,000)

Net unrealized appreciation	$136,648,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,558,957,777	$—	$—	$1,558,957,777

Total Equity Securities	1,558,957,777	—	—	1,558,957,777

Other
Affiliated Money Market Fund(c)	13,711,192	—	—	13,711,192
Investments of Cash Collateral Received for Securities on Loan	—	328,078,975	—	328,078,975

Total Other	13,711,192	328,078,975	—	341,790,167

Total	$1,572,668,969	$328,078,975	$—	$1,900,747,944

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Growth Fund, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010